Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Information

The following table presents the segment information for the years ended December 31, 2025, 2024 and 2023, respectively:

	For the Year Ended December 31, 2025
	China	United States and others	Total
Revenue	$16,358,524	$1,910,370	$18,268,894
Less:
Cost of revenue	8,805,577	1,245,314	10,050,891
Selling expenses	5,520,173	741,407	6,261,580
General and administrative expenses	1,246,282	2,597,266	3,843,548
Income (loss) from operations	786,492	(2,673,617)	(1,887,125)
Other (expense) income
Interest expense, net	(180,893)	(7,434)	(188,327)
Other (expense) income, net	(170,361)	1,042,328	871,967
Interest income from long term debt investments	427,823	1,037,357	1,465,180
Profit (loss) before income tax expense	863,061	(601,366)	261,695
Income tax expense	(74,155)	-	(74,155)
Net income (loss)	$788,906	$(601,366)	$187,540
Depreciation	$675,020	$214,702	$889,722
Capital expenditures	$3,354,829	$4,341	$3,359,170
	For the Year Ended December 31, 2024
	China	United States and others	Total
Revenue	$16,142,693	$2,084,844	$18,227,537
Less:
Cost of revenue	8,961,237	2,071,982	11,033,219
Selling expenses	3,929,035	828,244	4,757,279
General and administrative expenses	905,811	2,060,848	2,966,659
Income (loss) from operations	2,346,610	(2,876,230)	(529,620)
Other income (expense)
Interest (expense) income, net	(134,517)	83,589	(50,928)
Other income, net	9,445	678,047	687,492
Interest income from long term debt investment	-	723,945	723,945
Profit (loss) before income tax expense	2,221,538	(1,390,649)	830,889
Income tax expense	(74,604)	-	(74,604)
Net income (loss)	$2,146,934	$(1,390,649)	$756,285
Depreciation	$465,689	$358,180	$823,869
Capital expenditures	$578,126	$5,187	$583,313

	For the Year Ended December 31, 2023
	China	United States and others	Total
Revenue	$14,314,156	$2,938,506	$17,252,662
Less:
Cost of revenue	7,196,311	1,909,026	9,105,337
Selling expenses	4,089,650	793,308	4,882,958
General and administrative expenses	1,066,993	2,807,875	3,874,868
Income (loss) from operations	1,961,202	(2,571,703)	(610,501)
Other income (expense)
Interest (expense) income, net	(31,395)	66,900	35,505
Other (expense) income, net	(93,636)	287,061	193,425
Interest income from long term debt investment	-	534,575	534,575
Profit (loss) before income tax expense	1,836,171	(1,683,167)	153,004
Income tax expense	(119,416)	-	(119,416)
Net income (loss)	$1,716,755	$(1,683,167)	$33,588
Depreciation	$455,144	$376,676	$831,820
Capital expenditures	$686,885	$1,427,079	$2,113,964

Schedule of Total Assets and Liabilities
	December 31, 2025	December 31, 2024
Total assets:
China	$38,750,490	$22,487,303
United States	43,235,301	19,288,531
Total assets	$81,985,791	$41,775,834

Total liabilities:
China	$22,771,550	$17,366,824
United States	3,003,309	5,983,564
Total liabilities	$25,774,859	$23,350,388